Prepaid IPO Costs - Schedule of Prepaid IPO Costs are Professional Expenses (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepaid IPO Costs are Professional Expenses [Abstract]
Audit fees	$ 311,440	$ 370,958
Legal fees	104,778	104,332
Due diligence fees	100,000	100,000
Consulting fees	1,171,413	590,492
Total	$ 1,687,631	$ 1,165,782